Annual Total Returns - Fidelity® Global Equity Income Fund [BarChart] - 10.31 Fidelity Global Equity Income Fund PRO-06 - Fidelity® Global Equity Income Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	May 02, 2012
Fidelity Global Equity Income Fund-Default
Bar Chart Table:
Annual Return 2013	25.37%
Annual Return 2014	6.17%
Annual Return 2015	2.38%
Annual Return 2016	3.41%
Annual Return 2017	22.05%
Annual Return 2018	(10.87%)
Annual Return 2019	30.20%